Debt - Narrative (Details) - Revolving Credit Facility - Line of Credit - Marketwise, LLC	Dec. 31, 2013
Line of Credit Facility [Line Items]
Expiration period	10 years
Debt instrument, term	5 years
Prime Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate	2.00%